Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	[2]	Dec. 31, 2015 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 31,768			$ 73,774
Cash equivalents (see Note 3.5)	30,279			23,170
Cash and cash equivalents	$ 62,047	$ 3,160		$ 96,944	[2]	$ 4,937		$ 43,637		$ 29,396

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1